Basis of Presentation (Details)		12 Months Ended
	Jan. 01, 2018 segment item	Dec. 31, 2017 segment
Number of reporting segments		3
Number of regions | item	1
Ownership interest in subsidiary (as a percent)		100.00%
Surgical Services
Ownership interest in subsidiary (as a percent)		100.00%
RES
Ownership interest in subsidiary (as a percent)		100.00%
Forecast
Number of reporting segments	1